Financial risk - Risk rating and concentration by country (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans at amortized cost
Financial Risk
Loans, net	$ 6,763,020	$ 5,734,605
Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	942,719	805,274
ARGENTINA | Loans at amortized cost
Financial Risk
Loans, net	55,598	74,252
ARGENTINA | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
AUSTRALIA | Loans at amortized cost
Financial Risk
Loans, net	0	0
AUSTRALIA | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
BELGIUM | Loans at amortized cost
Financial Risk
Loans, net	25,362	17,374
BELGIUM | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
BOLIVIA | Loans at amortized cost
Financial Risk
Loans, net	0	3,000
BOLIVIA | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	3,759	2,983
BRAZIL | Loans at amortized cost
Financial Risk
Loans, net	980,205	1,101,999
BRAZIL | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	54,907	0
CANADA | Loans at amortized cost
Financial Risk
Loans, net	0	0
CANADA | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
CHILE | Loans at amortized cost
Financial Risk
Loans, net	416,714	625,119
CHILE | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	44,846	41,932
COLOMBIA | Loans at amortized cost
Financial Risk
Loans, net	702,409	795,467
COLOMBIA | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	54,333	50,630
COSTA RICA | Loans at amortized cost
Financial Risk
Loans, net	260,625	180,480
COSTA RICA | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	56,718	89,442
DOMINICAN REPUBLIC | Loans at amortized cost
Financial Risk
Loans, net	579,918	275,423
DOMINICAN REPUBLIC | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	27,534	16,499
ECUADOR | Loans at amortized cost
Financial Risk
Loans, net	110,466	37,446
ECUADOR | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	305,168	281,075
EL SALVADOR | Loans at amortized cost
Financial Risk
Loans, net	30,032	73,500
EL SALVADOR | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	6,867
FRANCE | Loans at amortized cost
Financial Risk
Loans, net	126,929	179,491
FRANCE | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	66,906	62,172
GERMANY | Loans at amortized cost
Financial Risk
Loans, net	0	0
GERMANY | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	10,000	7,000
GUATEMALA | Loans at amortized cost
Financial Risk
Loans, net	745,837	431,543
GUATEMALA | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	67,456	58,145
HONDURAS | Loans at amortized cost
Financial Risk
Loans, net	176,270	32,192
HONDURAS | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	3,615	18,286
HONG KONG | Loans at amortized cost
Financial Risk
Loans, net	2,800	17,600
HONG KONG | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
ISRAEL | Loans at amortized cost
Financial Risk
Loans, net	0	0
ISRAEL | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
LUXEMBOURG | Loans at amortized cost
Financial Risk
Loans, net	114,557	117,700
LUXEMBOURG | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
MEXICO | Loans at amortized cost
Financial Risk
Loans, net	823,028	726,922
MEXICO | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	69,080	4,000
PANAMA | Loans at amortized cost
Financial Risk
Loans, net	533,452	203,115
PANAMA | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	19,240	66,973
PARAGUAY | Loans at amortized cost
Financial Risk
Loans, net	151,287	98,112
PARAGUAY | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	3,430	9,430
PERU | Loans at amortized cost
Financial Risk
Loans, net	478,998	343,485
PERU | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	114,941	65,091
SINGAPORE | Loans at amortized cost
Financial Risk
Loans, net	152,208	58,117
SINGAPORE | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	24,333	10,750
TRINIDAD AND TOBAGO | Loans at amortized cost
Financial Risk
Loans, net	128,846	140,537
TRINIDAD AND TOBAGO | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
UNITED STATES | Loans at amortized cost
Financial Risk
Loans, net	53,463	19,000
UNITED STATES | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	3,349	0
UNITED KINGDOM | Loans at amortized cost
Financial Risk
Loans, net	51,221	42,700
UNITED KINGDOM | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
Uruguay | Loans at amortized cost
Financial Risk
Loans, net	34,000	134,816
Uruguay | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	1,224	13,999
Multinational [Member] | Loans at amortized cost
Financial Risk
Loans, net	0	0
Multinational [Member] | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
JAMAICA | Loans at amortized cost
Financial Risk
Loans, net	14,083	5,215
JAMAICA | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
DENMARK | Loans at amortized cost
Financial Risk
Loans, net	0	0
DENMARK | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	11,880	0
IRELAND | Loans at amortized cost
Financial Risk
Loans, net	0	0
IRELAND | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
Japan | Loans at amortized cost
Financial Risk
Loans, net	14,712	0
Japan | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
1 - 4 | Loans at amortized cost
Financial Risk
Loans, net	2,864,685	3,016,938
1 - 4 | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	336,519	312,016
5 - 6 | Loans at amortized cost
Financial Risk
Loans, net	3,696,527	2,524,147
5 - 6 | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	301,031	201,296
7-8 | Loans at amortized cost
Financial Risk
Loans, net	191,701	193,520
7-8 | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	305,169	291,962
10 | Loans at amortized cost
Financial Risk
Loans, net	10,107	0
10 | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
Securities at amortized cost
Financial Risk
Loans, net	941,971	631,123
Securities at amortized cost | ARGENTINA
Financial Risk
Loans, net	0	0
Securities at amortized cost | AUSTRALIA
Financial Risk
Loans, net	9,628	9,900
Securities at amortized cost | BELGIUM
Financial Risk
Loans, net	0	0
Securities at amortized cost | BOLIVIA
Financial Risk
Loans, net	0	0
Securities at amortized cost | BRAZIL
Financial Risk
Loans, net	69,501	99,082
Securities at amortized cost | CANADA
Financial Risk
Loans, net	13,503	13,786
Securities at amortized cost | CHILE
Financial Risk
Loans, net	112,586	105,730
Securities at amortized cost | COLOMBIA
Financial Risk
Loans, net	54,484	38,038
Securities at amortized cost | COSTA RICA
Financial Risk
Loans, net	9,926	1,984
Securities at amortized cost | DOMINICAN REPUBLIC
Financial Risk
Loans, net	4,828	4,947
Securities at amortized cost | ECUADOR
Financial Risk
Loans, net	0	0
Securities at amortized cost | EL SALVADOR
Financial Risk
Loans, net	0	0
Securities at amortized cost | FRANCE
Financial Risk
Loans, net	0	0
Securities at amortized cost | GERMANY
Financial Risk
Loans, net	0	0
Securities at amortized cost | GUATEMALA
Financial Risk
Loans, net	0	3,051
Securities at amortized cost | HONDURAS
Financial Risk
Loans, net	0	0
Securities at amortized cost | HONG KONG
Financial Risk
Loans, net	0	0
Securities at amortized cost | ISRAEL
Financial Risk
Loans, net	4,880	4,968
Securities at amortized cost | LUXEMBOURG
Financial Risk
Loans, net	0	0
Securities at amortized cost | MEXICO
Financial Risk
Loans, net	100,870	55,620
Securities at amortized cost | PANAMA
Financial Risk
Loans, net	29,065	22,807
Securities at amortized cost | PARAGUAY
Financial Risk
Loans, net	0	0
Securities at amortized cost | PERU
Financial Risk
Loans, net	60,575	64,134
Securities at amortized cost | SINGAPORE
Financial Risk
Loans, net	0	0
Securities at amortized cost | TRINIDAD AND TOBAGO
Financial Risk
Loans, net	0	0
Securities at amortized cost | UNITED STATES
Financial Risk
Loans, net	458,193	207,076
Securities at amortized cost | UNITED KINGDOM
Financial Risk
Loans, net	0	0
Securities at amortized cost | Uruguay
Financial Risk
Loans, net	0	0
Securities at amortized cost | Multinational [Member]
Financial Risk
Loans, net	0	0
Securities at amortized cost | JAMAICA
Financial Risk
Loans, net	0	0
Securities at amortized cost | DENMARK
Financial Risk
Loans, net	0	0
Securities at amortized cost | IRELAND
Financial Risk
Loans, net	9,579	0
Securities at amortized cost | Japan
Financial Risk
Loans, net	4,353	0
Securities at amortized cost | 1 - 4
Financial Risk
Loans, net	736,139	453,627
Securities at amortized cost | 5 - 6
Financial Risk
Loans, net	200,837	177,496
Securities at amortized cost | 7-8
Financial Risk
Loans, net	4,995	0
Securities at amortized cost | 10
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member]
Financial Risk
Loans, net	77,972	193,488
Financial assets measured at fair value through other comprehensive income, category [member] | ARGENTINA
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | AUSTRALIA
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | BELGIUM
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | BOLIVIA
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | BRAZIL
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | CANADA
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | CHILE
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | COLOMBIA
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | COSTA RICA
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | DOMINICAN REPUBLIC
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | ECUADOR
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | EL SALVADOR
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | FRANCE
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | GERMANY
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | GUATEMALA
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | HONDURAS
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | HONG KONG
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | ISRAEL
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | LUXEMBOURG
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | MEXICO
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | PANAMA
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | PARAGUAY
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | PERU
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | SINGAPORE
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | TRINIDAD AND TOBAGO
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | UNITED STATES
Financial Risk
Loans, net	43,464	88,170
Financial assets measured at fair value through other comprehensive income, category [member] | UNITED KINGDOM
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | Uruguay
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | Multinational [Member]
Financial Risk
Loans, net	34,508	105,318
Financial assets measured at fair value through other comprehensive income, category [member] | JAMAICA
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | DENMARK
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | IRELAND
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | Japan
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | 1 - 4
Financial Risk
Loans, net	77,972	193,488
Financial assets measured at fair value through other comprehensive income, category [member] | 5 - 6
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | 7-8
Financial Risk
Loans, net	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | 10
Financial Risk
Loans, net	0	0
Costs: | Loans at amortized cost
Financial Risk
Loans, net	6,763,020	5,734,605
Costs: | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	163,345	201,515
Costs: | Securities at amortized cost
Financial Risk
Loans, net	941,971	631,123
Costs: | Financial assets measured at fair value through other comprehensive income, category [member]
Financial Risk
Loans, net	77,972	193,488
Amount Committed Or Guaranteed [Member] | Loans at amortized cost
Financial Risk
Loans, net	0	0
Amount Committed Or Guaranteed [Member] | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	779,374	603,759
Amount Committed Or Guaranteed [Member] | Securities at amortized cost
Financial Risk
Loans, net	0	0
Amount Committed Or Guaranteed [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Financial Risk
Loans, net	$ 0	$ 0